Expense Example	Mar. 12, 2025 USD ($)
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
BondBloxx IR+M Tax-Aware ETF for California Residents | BondBloxx IR+M Tax-Aware ETF for California Residents [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
BondBloxx IR+M Tax-Aware ETF for New York Residents | BondBloxx IR+M Tax-Aware ETF for New York Residents [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 113